Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2015 term:
Overnight agreements	$316,041	$317,799	$250,702	0.15%
1 to 29 days	10,199	10,114	9,798	0.50
30 to 90 days	4,388	4,356	4,320	0.31
Over 90 days	647,086	644,131	562,952	3.84
Total	$977,714	$976,400	$827,772	2.66%
December 31, 2014 term:
Overnight agreements	$366,731	$370,704	$236,077	0.16%
1 to 29 days	3,717	3,781	1,016	0.45
30 to 90 days	13,399	13,628	6,705	0.38
Over 90 days	743,323	746,305	614,552	3.83
Total	$1,127,170	$1,134,418	$858,350	2.79%